Notes Payable, Net (Tables)	9 Months Ended
Sep. 30, 2020
Notes Payable Net [Abstract]
Schedule of notes payable
	Gross	Discount	Net
Bridge loan	$34,500,000	$-	$34,500,000
TIF loan	9,752,000	(1,680,594)	8,071,406
Syndicated unsecured term loan	167,980	-	167,980
Naming rights securitization loan	3,703,260	(227,762)	3,475,498
City of Canton Loan	3,500,000	(7,976)	3,492,024
New Market/SCF	2,862,980	-	2,862,980
Constellation EME	9,900,000	-	9,900,000
IRG November Note	13,770,681	(7,095)	13,763,586
Paycheck protection plan loan	390,400	-	390,400
JKP Capital loan	6,953,831	(19,133)	6,934,698
Convertible PIPE Notes	21,249,506	(13,897,581)	7,351,925
MKG DoubleTree Loan	15,300,000	(570,501)	14,729,499
Canton Cooperative Agreement	2,670,000	(182,723)	2,487,277
Total	$124,720,638	$(16,593,365)	$108,127,273

	Gross	Discount	Net
Bridge loan	$65,000,000	$(361,655)	$64,638,345
TIF loan	9,847,000	(1,721,761)	8,125,239
Syndicated unsecured term loan	6,803,530	(2,838,067)	3,965,463
Preferred equity loan	99,603,847	(53,365,911)	46,237,936
Land loan with affiliate	1,273,888	-	1,273,888
Naming rights securitization loan	9,235,845	(566,096)	8,669,749
McKinley Grand Mortgage	1,900,000	(51,787)	1,848,213
CH capital lending	1,807,339	-	1,807,339
Convertible notes	17,310,252	(471,965)	16,838,287
IRG November note	11,585,792	(67,537)	11,518,255
Total	$224,367,493	$(59,444,779)	$164,922,714

Schedule of accrued interest on notes payable
	September 30, 2020	December 31, 2019
Bridge loan	$3,599,976	$2,084,711
Preferred equity loan	-	717,286
Land loan with affiliate	-	101,662
Constellation EME	259,229	-
New Market/SCF	51,352	-
Naming rights securitization loan	-	30,786
Mortgage McKinley Grand	-	41,821
Paycheck Protection Program Loan	1,722	-
JKP Capital Note	208,221	-
SCF Subordinated Note	1,111	-
Convertible notes	-	269,271
MKG Doubletree loan	35,630	-
Total	$4,157,241	$3,245,537

Schedule of accounts payable and accrued expenses and other liabilities
	September 30, 2020	December 31, 2019
Accounts payable and accrued expenses	$4,157,241	$2,528,251
Other liabilities	-	717,286
	$4,157,241	$3,245,537

Schedule of principal payments on notes payable
For the year ended December 31,	Amount
2020 (three months)	$50,282,340
2021	14,023,994
2022	21,044,820
2023	455,000
2024	3,384,980
Thereafter	35,529,504
Total Gross Principal Payments	$124,720,638

Less: Discount	(16,593,365)

Total Net Principal Payments	$108,127,273